Note 31 - Maturity Analysis of Financial Liabilities (IFRS) (Detail) - EUR (€) € in Millions		Dec. 31, 2019	Dec. 31, 2018
On demand [Member]
Maturity Analysis of Financial Liabilities (IFRS) [Line Items]
Noninterest bearing deposits		€ 228,731	€ 221,746
Interest-bearing deposits		135,330	126,416
Trading liabilities	[1]	37,065	59,922
Negative market values from derivative financial instruments	[1]	316,506	301,487
Financial liabilities designated at fair value through profit or loss		11,705	16,438
Investment contract liabilities	[2]	0	0
Negative market values from derivative financial instruments qualifying for hedge accounting	[3]	0	0
Central bank funds purchased		218	252
Securities sold under repurchase agreements, Financial Liabilities		1,494	3,151
Securities loaned		258	3,358
Other short-term borrowings		1,893	11,067
Long-term debt		2	3
Trust preferred securities		0	0
Lease liabilities	[4]	53
Other financial liabilities		78,555	96,573
Off-balance sheet loan commitments		167,281	167,722
Financial guarantees		21,645	22,502
Total	[5]	1,000,736	1,030,639
Due within 3 months [Member]
Maturity Analysis of Financial Liabilities (IFRS) [Line Items]
Noninterest bearing deposits		0	0
Interest-bearing deposits		113,449	137,089
Trading liabilities	[1]	0	0
Negative market values from derivative financial instruments	[1]	0	0
Financial liabilities designated at fair value through profit or loss		29,680	25,838
Investment contract liabilities	[2]	0	0
Negative market values from derivative financial instruments qualifying for hedge accounting	[3]	288	609
Central bank funds purchased		0	0
Securities sold under repurchase agreements, Financial Liabilities		1,130	963
Securities loaned		0	3
Other short-term borrowings		2,435	2,258
Long-term debt		17,670	34,449
Trust preferred securities		12	36
Lease liabilities	[4]	144
Other financial liabilities		2,624	2,762
Off-balance sheet loan commitments		0	0
Financial guarantees		0	0
Total	[5]	167,431	204,008
Due between 3 and 12 months [Member]
Maturity Analysis of Financial Liabilities (IFRS) [Line Items]
Noninterest bearing deposits		0	0
Interest-bearing deposits		68,955	47,258
Trading liabilities	[1]	0	0
Negative market values from derivative financial instruments	[1]	0	0
Financial liabilities designated at fair value through profit or loss		17,986	7,895
Investment contract liabilities	[2]	544	512
Negative market values from derivative financial instruments qualifying for hedge accounting	[3]	245	502
Central bank funds purchased		0	0
Securities sold under repurchase agreements, Financial Liabilities		238	508
Securities loaned		0	0
Other short-term borrowings		1,368	1,622
Long-term debt		24,046	16,268
Trust preferred securities		2,073	3,306
Lease liabilities	[4]	533
Other financial liabilities		293	1,201
Off-balance sheet loan commitments		0	0
Financial guarantees		0	0
Total	[5]	116,280	79,073
Due between 1 and 5 years [Member]
Maturity Analysis of Financial Liabilities (IFRS) [Line Items]
Noninterest bearing deposits		0	0
Interest-bearing deposits		16,258	21,683
Trading liabilities	[1]	0	0
Negative market values from derivative financial instruments	[1]	0	0
Financial liabilities designated at fair value through profit or loss		1,815	2,760
Investment contract liabilities	[2]	0	0
Negative market values from derivative financial instruments qualifying for hedge accounting	[3]	555	505
Central bank funds purchased		0	0
Securities sold under repurchase agreements, Financial Liabilities		50	1
Securities loaned		0	0
Other short-term borrowings		0	0
Long-term debt		73,086	80,028
Trust preferred securities		0	0
Lease liabilities	[4]	1,922
Other financial liabilities		607	369
Off-balance sheet loan commitments		0	0
Financial guarantees		0	0
Total	[5]	94,294	105,346
Due after 5 years [Member]
Maturity Analysis of Financial Liabilities (IFRS) [Line Items]
Noninterest bearing deposits		0	0
Interest-bearing deposits		10,468	12,059
Trading liabilities	[1]	0	0
Negative market values from derivative financial instruments	[1]	0	0
Financial liabilities designated at fair value through profit or loss		4,941	5,724
Investment contract liabilities	[2]	0	0
Negative market values from derivative financial instruments qualifying for hedge accounting	[3]	343	306
Central bank funds purchased		0	0
Securities sold under repurchase agreements, Financial Liabilities		7	0
Securities loaned		0	0
Other short-term borrowings		0	0
Long-term debt		36,177	36,085
Trust preferred securities		0	0
Lease liabilities	[4]	957
Other financial liabilities		8	60
Off-balance sheet loan commitments		0	0
Financial guarantees		0	0
Total	[5]	€ 52,901	€ 54,234

[1]	Trading liabilities and derivatives not qualifying for hedge accounting balances are recorded at fair value. The Group believes that this best represents the cash flow that would have to be paid if these positions had to be closed out. Trading liabilities and derivatives not qualifying for hedge accounting balances are shown within on demand which Groups management believes most accurately reflects the short-term nature of trading activities. The contractual maturity of the instruments may however extend over significantly longer periods.
[2]	These are investment contracts where the policy terms and conditions result in their redemption value equaling fair value.
[3]	Derivatives designated for hedge accounting are recorded at fair value and are shown in the time bucket at which the hedged relationship is expected to terminate.
[4]	Newly recognized liabilities along with the adoption of IFRS16 in 2019, no comparatives available.
[5]	The balances in the table do not agree to the numbers in the Groups balance sheet as the cash flows included in the table are undiscounted. This analysis represents the worst case scenario for the Group if the Group was required to repay all liabilities earlier than expected. The Group believes that the likelihood of such an event occurring is remote.